Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

NOTE 18—EARNINGS PER SHARE

The factors used in the earnings per share computation follow.

	2012	2011
Basic
Net income available to common shareholders	$4,386	$2,782

Weighted Average common shares outstanding	7,707,917	7,707,917

Basic earnings per share	$0.57	$0.36

Diluted
Net income available to common shareholders	$4,386	$2,782

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options	—	—

Average shares and dilutive potential common shares outstanding	7,707,917	7,707,917

Diluted earnings per share	$0.57	$0.36

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share takes into consideration the pro forma dilution of unexercised stock option awards, computed using the treasury stock method.

Stock options for 10,000 shares in 2012 and for 29,500 shares 2011 were not considered in computing diluted earnings per common share because they were anti-dilutive.